Interim Consolidated Balance Sheets - CAD ($)	Jun. 30, 2019	Dec. 31, 2018
CURRENT
Cash	$ 392,004	$ 493,810
GST recoverable	16,881	11,172
Prepaid expenses	2,284	22,211
Total current assets	426,565	527,193
Intangible assets	26,761	0
Minority shareholders' interest	12,194	0
Total assets	441,132	527,193
CURRENT
Trade and other payables	107,481	129,279
Shareholder's loans	26,449	0
Convertible promissory notes - current portion	669,318	636,890
Total current liabilities	803,248	766,169
Convertible promissory notes - long term portion	6,413	11,961
Total liabilities	809,661	778,130
SHAREHOLDERS' DEFICIENCY
Share capital	6,507,198	6,047,999
Contributed surplus	60,000	0
Deficit	(6,935,727)	(6,298,936)
Total shareholders' deficiency	(368,529)	(250,937)
Total liabilities and shareholders' deficiency	$ 441,132	$ 527,193